UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-08287

Cohen & Steers Real Estate Securities Fund, Inc.

Exact name of registrant (as specified in charter):

280 Park Avenue New York, NY	10017
Address of principal executive office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares	Value
COMMON STOCK	98.3%
COMMUNICATIONS—TOWERS	4.8%
American Tower Corp.		275,756	$40,078,377
Crown Castle International Corp.		1,451,129	159,058,250

			199,136,627

REAL ESTATE	93.5%
DATA CENTERS	11.5%
CyrusOne		1,200,186	61,461,525
Digital Realty Trust		1,753,363	184,769,393
Equinix		537,717	224,840,986

			471,071,904

DIVERSIFIED	1.5%
VEREIT		8,718,687	60,682,062

HEALTH CARE	6.6%
Healthcare Trust of America, Class A		5,274,758	139,517,349
Omega Healthcare Investors		1,474,417	39,868,236
Physicians Realty Trust		3,863,320	60,151,892
Sabra Health Care REIT		1,753,074	30,941,756

			270,479,233

HOTEL	8.8%
Extended Stay America		2,060,409	40,734,286
Hilton Worldwide Holdings		476,003	37,489,996
Park Hotels & Resorts		6,749,795	182,379,461
Red Rock Resorts, Class A		1,531,998	44,856,901
Sunstone Hotel Investors		3,766,375	57,324,228

			362,784,872

INDUSTRIALS	7.6%
Industrial Logistics Properties Trust		1,888,042	38,402,774
Liberty Property Trust		2,470,149	98,139,020
Prologis		2,768,977	174,417,861

			310,959,655

NET LEASE	4.9%
Agree Realty Corp.		1,075,641	51,673,794
Easterly Government Properties		1,519,661	31,001,084
Four Corners Property Trust		1,820,313	42,031,027

1

		Number of Shares	Value
VICI Properties		4,250,265	$77,864,855

			202,570,760

OFFICE	14.8%
Alexandria Real Estate Equities		802,015	100,163,654
Boston Properties		1,206,214	148,629,689
Cousins Properties		6,885,324	59,764,612
Douglas Emmett		1,369,225	50,332,711
Hudson Pacific Properties		3,504,159	113,990,292
Kilroy Realty Corp.		1,903,987	135,106,918

			607,987,876

RESIDENTIAL	19.7%
APARTMENT	13.7%
Apartment Investment & Management Co., Class A		4,267,509	173,900,992
Essex Property Trust		630,222	151,681,831
Mid-America Apartment Communities		905,431	82,611,525
UDR		4,288,968	152,773,040

			560,967,388

MANUFACTURED HOME	2.5%
Sun Communities		1,126,552	102,933,056

SINGLE FAMILY	2.5%
American Homes 4 Rent, Class A		1,995,337	40,066,367
Invitation Homes		2,712,172	61,918,887

			101,985,254

STUDENT HOUSING	1.0%
Education Realty Trust		1,273,075	41,693,206

TOTAL RESIDENTIAL			807,578,904

SELF STORAGE	7.1%
CubeSmart		5,817,590	164,056,038
Extra Space Storage		724,188	63,265,064
Iron Mountain		1,928,411	63,367,585

			290,688,687

SHOPPING CENTERS	11.0%
COMMUNITY CENTER	4.3%
DDR Corp.		6,302,715	46,198,901
Urban Edge Properties		2,775,764	59,262,561

2

		Number of Shares	Value
Weingarten Realty Investors		2,516,820	$70,672,306

			176,133,768

REGIONAL MALL	6.7%
GGP		5,478,308	112,086,181
Simon Property Group		1,045,282	161,339,277

			273,425,458

TOTAL SHOPPING CENTERS			449,559,226

TOTAL REAL ESTATE			3,834,363,179

TOTAL COMMON STOCK (Identified cost—$3,819,739,797)			4,033,499,806

SHORT-TERM INVESTMENTS	1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(a)		42,258,844	42,258,844

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$42,258,844)			42,258,844

PURCHASED OPTION CONTRACTS (Premiums paid—$5,689,414)	0.1%		3,938,986
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$3,867,688,055)	99.4%		4,079,697,636
WRITTEN OPTION CONTRACTS	(0.1)		(4,922,973)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		27,769,717

NET ASSETS	100.0%		$4,102,544,380

3

Over-the-Counter Option Contracts

Purchased Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(b)	Premiums Paid	Value
Call — HCP	Morgan Stanley	$23.19	5/18/18	11,992	$27,857,416	$799,144	$1,033,047
Call — Macerich	Morgan Stanley	60.93	5/18/18	6,761	37,875,122	2,202,930	683,979
Call — Ventas	Morgan Stanley	52.43	5/18/18	9,036	44,755,308	1,070,220	659,182
Call — Welltower	Morgan Stanley	54.85	5/18/18	9,390	51,109,770	1,617,120	1,562,778
				37,179	$161,597,616	$5,689,414	$3,938,986

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(b)	Premiums Received	Value
Call — HCP	Morgan Stanley	$24.99	5/18/18	(11,992)	$(27,857,416)	$(118,498)	$(251,162)
Call — Macerich	Morgan Stanley	66.85	5/18/18	(6,761)	(37,875,122)	(778,953)	(189,714)
Call — Ventas	Morgan Stanley	57.01	5/18/18	(9,036)	(44,755,308)	(99,623)	(89,920)
Call — Welltower	Morgan Stanley	59.64	5/18/18	(9,390)	(51,109,770)	(401,182)	(294,755)
Put — HCP	Morgan Stanley	21.28	5/18/18	(11,992)	(27,857,416)	(603,920)	(432,960)
Put — Macerich	Morgan Stanley	55.14	5/18/18	(6,761)	(37,875,122)	(1,500,670)	(1,797,047)
Put — Ventas	Morgan Stanley	48.11	5/18/18	(9,036)	(44,755,308)	(1,065,075)	(1,151,068)
Put — Welltower	Morgan Stanley	50.43	5/18/18	(9,390)	(51,109,770)	(1,188,259)	(716,347)
				(74,358)	$(323,195,232)	$(5,756,180)	$ (4,922,973)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
(a)	Rate quoted represents the annualized seven-day yield of the fund.
(b)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

4

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of March 29, 2018.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$4,033,499,806	$4,033,499,806	$—	$—
Purchased Option Contracts	3,938,986		3,938,986
Short-Term Investments	42,258,844	—	42,258,844	—

Total Investments in Securities(a)	$4,079,697,636	$4,033,499,806	$46,197,830	$—

Written Option Contracts	$(4,922,973)	$—	$(4,922,973)	$—

Total Written Option Contracts(a)	$(4,922,973)	$—	$(4,922,973)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 3. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s written option contracts activity for the period ended March 29, 2018:

Written Option Contracts
Average Notional Amount	$88,804,808
Ending Notional Amount	323,195,232

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principle Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018